Income Taxes - Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2015
Deferred benefit
Unrecognized tax benefits	$ 0			$ 0
Virtu Financial, LLC and subsidiaries
Current provision
Non-US current provision	4,263,000	$ 3,660,000	$ 2,292,000
Deferred benefit
Non-US deferred benefit	(762,000)	1,737,000	(524,000)
Provision (benefit) for income taxes	3,501,000	5,397,000	$ 1,768,000
Unrecognized tax benefits	$ 0	$ 0